Compass EMP U.S. 500 Volatility Weighted Fund

Compass EMP U.S. Small Cap 500 Volatility Weighted Fund

Compass EMP International 500 Volatility Weighted Fund

Compass EMP Emerging Market 500 Volatility Weighted Fund

Compass EMP U.S. 500 Enhanced Volatility Weighted Fund

Compass EMP International 500 Enhanced Volatility Weighted Fund

Compass EMP REC Enhanced Volatility Weighted Fund

Compass EMP Commodity Strategies Volatility Weighted Fund

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund

Compass EMP Long/Short Strategies Fund

Compass EMP Market Neutral Income Fund

Compass EMP Enhanced Fixed Income Fund

Compass EMP Ultra Short-Term Fixed Income Fund

(the “Funds” and each a “Fund”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated September 4, 2015 to the

Prospectus dated November 1, 2014, as supplemented May 1, 2015 and July 10, 2015

This supplement provides notice of a reclassification of the Class T shares into Class A shares, the change in name of the Funds and the imposition of a contingent deferred sales charge on Class C shares of the Funds.

1.              Class T Reclassification to Class A. At a meeting held on August 19, 2015, the Board of Trustees of the Compass EMP Funds Trust approved a plan to reclassify the Funds’ Class T Shares as Class A Shares (the “Reclassification”).  The Reclassification provides for exchanging all of the issued and outstanding Class T shares of each Fund with Class A shares of the same Fund.  The Reclassification will be based on each class’s relative net asset value on the Reclassification date and is not expected to result in any federal income tax to Class T shareholders.

The new Class A shares received in the Reclassification will not be subject to the front-end sales charge that generally applies to Class A shares.  However, future purchases of Class A shares by current Class T shareholders will be subject to the front-end sales charge applicable to Class A shares, which charge may be greater than the front-end sales charge currently applicable to Class T shares. Shareholders should refer to the Prospectus for additional information concerning the fees, expenses and other features of Class A shares, including opportunities to reduce or eliminate the Class A front-end sales charge applicable to future purchases.

The Reclassification is expected to occur on or about October 9th, 2015, after which Class T shares of the Funds will no longer be available. Effective September 25, 2015, Class T shares of the Funds will only be available for purchase by current Class T investors. Following the Reclassification, Class T shareholders will receive a trade confirmation showing the number of Class A shares in their accounts.

2.              Name Changes. Compass EMP Funds Trust will change its name to Victory Portfolios II on or about November 9, 2015. In addition, effective on that same date, each Fund will change its name as follows:

Old Name	New Name
Compass EMP U.S. 500 Volatility Weighted Fund	Victory CEMP US 500 Volatility Wtd Index Fund
Compass EMP U.S. Small Cap 500 Volatility Weighted Fund	Victory CEMP US Small Cap Volatility Wtd Index Fund
Compass EMP International 500 Volatility Weighted Fund	Victory CEMP International Volatility Wtd Index Fund
Compass EMP Emerging Market 500 Volatility Weighted Fund	Victory CEMP Emerging Market Volatility Wtd Index Fund
Compass EMP U.S. 500 Enhanced Volatility Weighted Fund	Victory CEMP US 500 Enhanced Volatility Wtd Index Fund
Compass EMP International 500 Enhanced Volatility Weighted Fund	Victory CEMP International Enhanced Volatility Wtd Index Fund
Compass EMP REC Enhanced Volatility Weighted Fund	Victory CEMP REC Enhanced Volatility Wtd Index Fund
Compass EMP Commodity Strategies Volatility Weighted Fund	Victory CEMP Commodity Volatility Wtd Index Strategy Fund
Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund	Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund
Compass EMP Long/Short Strategies Fund	Victory CEMP Long/Short Strategy Fund
Compass EMP Market Neutral Income Fund	Victory CEMP Market Neutral Income Fund
Compass EMP Enhanced Fixed Income Fund	Victory CEMP Enhanced Fixed Income Fund
Compass EMP Ultra Short-Term Fixed Income Fund	Victory CEMP Ultra Short Term Fixed Income Fund

3.              New CDSC for Class C Shares. Effective November 9, 2015, the Funds will impose a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares sold within 12 months of purchase. Please note that there will be no CDSC on shares purchased prior to November 9, 2015 or on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC will be based on the current value of the shares being sold or their net asset value when purchased, whichever is less. The Funds will provide shareholders with additional information about the CDSC, including any reductions or waivers, before the new CDSC becomes effective.

* * * * * * * * * *

This Supplement and the Statement of Additional Information dated November 1, 2014, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information each dated November 1, 2014 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

Please retain this Supplement for future reference.

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

(the “Funds” and each a “Fund”)

each a series of COMPASS EMP FUNDS TRUST

Supplement dated September 4, 2015 to the

Prospectus dated November 1, 2014, as supplemented May 1, 2015

This supplement provides notice of a reclassification of the Class T shares into Class A shares, the change in name of the Funds and the imposition of a contingent deferred sales charge on Class C shares of the Funds.

1.              Class T Reclassification to Class A. At a meeting held on August 19, 2015, the Board of Trustees of the Compass EMP Funds Trust approved a plan to reclassify the Funds’ Class T Shares as Class A Shares (the “Reclassification”).  The Reclassification provides for exchanging all of the issued and outstanding Class T shares of each Fund with Class A shares of the same Fund.  The Reclassification will be based on each class’s relative net asset value on the Reclassification date and is not expected to result in any federal income tax to Class T shareholders.

The new Class A shares received in the Reclassification will not be subject to the front-end sales charge that generally applies to Class A shares.  However, future purchases of Class A shares by current Class T shareholders will be subject to the front-end sales charge applicable to Class A shares, which charge may be greater than the front-end sales charge currently applicable to Class T shares. Shareholders should refer to the Prospectus for additional information concerning the fees, expenses and other features of Class A shares, including opportunities to reduce or eliminate the Class A front-end sales charge applicable to future purchases.

The Reclassification is expected to occur on or about October 9th, 2015, after which Class T shares of the Funds will no longer be available. Effective September 25, 2015, Class T shares of the Funds will only be available for purchase by current Class T investors. Following the Reclassification, Class T shareholders will receive a trade confirmation showing the number of Class A shares in their accounts.

2.              Name Changes. Compass EMP Funds Trust will change its name to Victory Portfolios II on or about November 9, 2015. In addition, effective on that same date, each Fund will change its name as follows:

Old Name	New Name
Compass EMP Multi-Asset Balanced Fund	Victory CEMP Multi-Asset Balanced Fund
Compass EMP Multi-Asset Growth Fund	Victory CEMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund	Victory CEMP Alternative Strategies Fund

3.              New CDSC for Class C Shares. Effective November 9, 2015, the Funds will impose a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares sold within 12 months of purchase. Please note that there will be no CDSC on shares purchased prior to November 9, 2015 or on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC will be based on the current value of the shares being sold or their net asset value when purchased, whichever is less. The Funds will provide shareholders with additional information about the CDSC, including any reductions or waivers, before the new CDSC becomes effective.

* * * * * * * * * *

This Supplement and the Statement of Additional Information dated November 1, 2014, as supplemented, provide relevant information for all shareholders and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information each dated November 1, 2014 have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Funds at 1-888-944-4367.

Please retain this Supplement for future reference.